Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Clinical treatment programs – US	$ 35	$ 46	$ 125	$ 137	$ 202	$ 141
Total Revenues	35	46	125	137	202	141
Costs and Expenses:
Production costs	8	30	24	30	42
Research and development	1,437	2,734	4,533	7,739	10,939	6,990
General and administrative	3,079	5,439	9,485	10,280	21,137	13,074
Total Costs and Expenses	4,524	8,203	14,042	18,049	32,118	20,064
Operating loss	(4,489)	(8,157)	(13,917)	(17,912)	(31,916)	(19,923)
Gain (loss) on investments	273	(310)	96	(201)	200	(1,679)
Interest and other income	718	294	3,379	811	1,069	629
Interest expense and other finance costs	(202)		(453)
Gain on sale of fixed assets		39		16	18	3
Redeemable warrants valuation adjustment						35
(Loss) on warrant issuance			(458)
Gain from sale of income tax operating losses		318		900	1,667	1,490
Net Loss	$ (3,700)	$ (7,816)	$ (11,353)	$ (16,386)	$ (28,962)	$ (19,445)
Basic loss per share	$ (0.06)	$ (0.16)	$ (0.21)	$ (0.34)	$ (0.60)	$ (0.40)
Diluted loss per share	$ (0.06)	$ (0.16)	$ (0.21)	$ (0.34)	$ (0.60)	$ (0.40)
Weighted average shares outstanding basic	57,677,016	48,635,165	53,351,467	48,483,802	48,585,404	48,047,288
Weighted average shares outstanding diluted	57,677,016	48,635,165	53,351,467	48,483,802	48,585,404	48,047,288